Schedule II - Condensed Financial Information of Registrant - Condensed Balance Sheet Parenthetical (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Preference shares, shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Common share, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common share, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common share, shares issued (in shares)	104,031,456	103,888,916	78,432,132
Common share, shares outstanding (in shares)	104,031,456	103,888,916	78,432,132
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in dollars per share)		$ 0.10	$ 0.10
Preference shares, shares authorized (in shares)		30,000,000	30,000,000
Preference shares, shares issued (in shares)		0	0
Preference shares, shares outstanding (in shares)		0	0
Common share, par value (in dollars per share)		$ 0.10	$ 0.10
Common share, shares authorized (in shares)		300,000,000	300,000,000
Common share, shares issued (in shares)		103,888,916	78,432,132
Common share, shares outstanding (in shares)		103,888,916	78,432,132